Long Term Investment (Details) ¥ in Millions			1 Months Ended			12 Months Ended
	Nov. 01, 2022 USD ($) shares	Jan. 01, 2022 USD ($)	Dec. 28, 2022 USD ($) shares	Jun. 28, 2022 USD ($) shares	Jan. 20, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥)
Disclosure Text Block Supplement [Abstract]
Amount inverted						$ 434,960	¥ 3.0
Share issued (in Shares) | shares	55,506,750		55,300,530	19,942,553	17,138,305	5,756,481
Equivalent value	$ 9,058,701		$ 4,446,163	$ 6,674,772	$ 8,305,222	$ 1,844,377
Equity interest percentage	19.00%	5.00%	20.00%	15.00%	19.99%	5.00%	5.00%
Consideration		$ 0